SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2016
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$1,899,136	$-	$-	$1,899,136
Certificates of deposit - Short term investments	-	750,000	-	750,000
Total financial assets	$1,899,136	$750,000	$-	$2,649,136
	Level 1	Level 2	Level 3	Total

Money market funds – Cash and cash equivalents	$467,967	$-	$-	$467,967
Certificates of deposit - Short term investments	-	2,400,000	-	2,400,000
Total financial assets	$467,967	$2,400,000	$-	$2,867,967
	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$4,171,876	$4,171,876
	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	-	-	$3,688,187	$3,688,187

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Patent acquisition obligation:
Balance October 31, 2014	$3,236,281
Accretion of interest on patent obligation	451,906
Balance October 31, 2015	3,688,187
Accretion of interest on patent obligation	519,946
Royalty payment applied to patent acquisition obligation	(36,257)
Balance October 31, 2016	$4,171,876

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Year Ended October 31,

	2016	2015
Weighted average fair value at grant date	$2.84	$3.09
Valuation assumptions:
Expected life (years)	5.70	5.75
Expected volatility	181.1%	117.8%
Risk-free interest rate	1.26%	2.01%
Expected dividend yield	0%	0%